COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	Prepaid expenses and other current assets are comprised of the following:

	December 31,
	2020	2019

Prepaid insurance	$39,196	$27,453
Other	10,713	14,186
	$49,909	$41,639

Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses are comprised of the following:

	December 31,
	2020	2019

Accrued professional fees	$12,394	$8,479
Accrued other	48,735	23,000
Accrued compensation	29,300	15,565
Accrued interest - convertible debt	118,428	47,976
	$208,857	$95,020